Investment Contract Liabilities - Summary of Movement in Investment Contract Liabilities Measured at Fair Value (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	$ 3,117
Ending balance	3,248	$ 3,117
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	802	932
New policies	93	54
Changes in market conditions	(39)	(38)
Redemptions, surrenders and maturities	(106)	(138)
Impact of changes in foreign exchange rates	46	(8)
Ending balance	$ 796	$ 802